Fair Value Measures - Schedule of Pre-Tax Gain (Loss) Associated With Interest Rate Swaps and Foreign Exchange Forward Contracts (Q2) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss recognized in other comprehensive income (loss), net	$ (271)	$ 0	$ (271)	$ 0
Interest rate swaps | Cash Flow Hedging
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss recognized in other comprehensive income (loss), net	(271)		(271)
Foreign exchange forward contracts | Other Income (Expense), Net
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain recognized in other income (expense), net	$ 2,279		$ 2,279